Additional Information of Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Additional Information of Expenses by Nature

	Years Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment
Recognized in cost of revenue	$203,476.8	$235,985.2	$264,804.7
Recognized in operating expenses	16,583.1	19,746.3	23,292.3
Recognized in other operating income and expenses	25.1	64.5	27.9

	$220,085.0	$255,796.0	$288,124.9

b. Amortization of intangible assets
Recognized in cost of revenue	$2,028.5	$2,135.5	$2,073.5
Recognized in operating expenses	1,714.9	2,211.2	2,347.9

	$3,743.4	$4,346.7	$4,421.4

c. Research and development costs expensed as incurred	$71,207.7	$80,732.5	$85,895.6

	Years Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
d. Employee benefits expenses
Post-employment benefits
Defined contribution plans	$2,164.9	$2,369.9	$2,568.9
Defined benefit plans	272.2	271.5	281.8

	2,437.1	2,641.4	2,850.7
Other employee benefits	97,248.0	101,488.7	105,364.2

	$99,685.1	$104,130.1	$108,214.9

Employee benefits expense summarized by function
Recognized in cost of revenue	$58,493.5	$61,026.1	$63,597.7
Recognized in operating expenses	41,191.6	43,104.0	44,617.2

	$99,685.1	$104,130.1	$108,214.9